Post-Employment Obligation - Disclosure of Changes in the Fair Value of Plan Assets (Detail) - Pension plans and retirement supplement plans [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Beginning balance	R$ 8,546	R$ 8,128	R$ 6,703
Return on investments	1,220	1,100	2,105
Contributions from employer	178	159	127
Benefits paid	(881)	(841)	(807)
Ending balance	R$ 9,063	R$ 8,546	R$ 8,128